Restructuring - Narrative (Details) - Strategic Expense Management Initiative [Member] - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2015	May. 04, 2015
Restructuring Cost and Reserve [Line Items]
Expected restructuring cost		$ 75
Restructuring charges	$ 19